UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4395

                            SMITH BARNEY MUNI FUNDS
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)

                             Robert I. Frenkel, Esq.
                        Smith Barney Fund Management LLC
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 451-2010

                       Date of fiscal year end: MARCH 31
                  Date of reporting period: SEPTEMBER 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The SEMI-ANNUAL Report to Stockholders is filed herewith.



                                  SMITH BARNEY
                                   MUNI FUNDS
                                GEORGIA PORTFOLIO
                             PENNSYLVANIA PORTFOLIO

            CLASSIC SERIES | SEMI-ANNUAL REPORT | SEPTEMBER 30, 2003


                         Logo: Smith Barney Mutual Funds
                 Your Serious Money. Professionally Managed.(R)

                 Your Serious Money. Professionally Managed.(R)
             IS A REGISTERED MARK OF CITIGROUP GLOBAL MARKETS INC.

             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE

                                  WHAT'S INSIDE

LETTER FROM THE CHAIRMAN .................................................   1
SCHEDULES OF INVESTMENTS .................................................   4
STATEMENTS OF ASSETS AND LIABILITIES .....................................  17
STATEMENTS OF OPERATIONS .................................................  18
STATEMENTS OF CHANGES IN NET ASSETS ......................................  19
NOTES TO FINANCIAL STATEMENTS ............................................  21
FINANCIAL HIGHLIGHTS .....................................................  29

                            LETTER FROM THE CHAIRMAN

PHOTO OF: R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

DEAR SHAREHOLDER,

In an effort to jump-start a weak economy, the Federal Reserve reduced short-term interest rates again in late June, driving the federal funds ratei to just 1%, its lowest level since the Eisenhower Administration. During this declining-rate environment yields continued to drop. Meanwhile, many states, including Georgia and Pennsylvania, have been grappling with budget deficits brought on by the faltering economy, layoffs and declining incomes -- all leading to lower tax revenues. Shortly after the Fed eased rates in June, the fixed-income markets experienced a sharp reversal over the summer as signs emerged that economic growth was more robust than previously thought. Interest rates moved up sharply as a result. If rates were to continue rising, that would lead to higher levels of income from fixed-income securities. However, rising rates would lead to declining prices on outstanding bonds because prices move in the opposite direction of interest rates.

In this environment, the funds performed as follows:

SMITH BARNEY MUNI FUNDS: GEORGIA PORTFOLIO'S PERFORMANCE

For the six months ended September 30, 2003, Class A shares of the fund, without sales charges, returned 2.66%.1 This compared with a return of 2.66% of the broad-based, unmanaged Lehman Brothers Municipal Bond Index,ii and an average of 2.51% for the fund's Lipper peer group of Georgia municipal debt funds, over the same period.2

1 Performance for the fund's other share classes can be found in the Financial
  Highlights section in this report. Performance for other share classes may vary.

2 Lipper is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended September 30, 2003, calculated among 29 funds in the Lipper Georgia municipal debt funds category with reinvestment of dividends and capital gains and excluding sales charges.

               1 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

SMITH BARNEY MUNI FUNDS: PENNSYLVANIA PORTFOLIO'S PERFORMANCE

For the six months ended September 30, 2003, Class A shares of the fund, without sales charges, returned 2.33%.1 This compared with a return of 2.66% of the broad-based, unmanaged Lehman Brothers Municipal Bond Index,ii and an average of 2.33% for the fund's Lipper peer group of Pennsylvania municipal debt funds, over the same period.iii

At times of uncertainty such as these, we think that it is more important than ever to develop and stick with a long-range plan. In addition to their income-producing capabilities, we believe that bonds can be an effective means of diversification in an overall investment portfolio. And municipal securities can provide income free from federal, and sometimes state and local, income taxes. Certain investors may be subject to the federal Alternative Minimum Tax and state and local income taxes may apply. Capital gains, if any, are fully taxable. Consult your personal tax adviser for more details. Please work closely with your financial adviser to determine your proper allocation to fixed-income securities based on your risk/reward profile and to explore the role they can play in achieving your long-term financial goals.

As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken, CFA

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

October 9, 2003



The information provided in this letter by the Investment Adviser is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of September 30, 2003 and are subject to change. Please refer to pages 4 through 14 for a list and percentage breakdown of the fund's holdings.

i The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

ii The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. Please note that an investor cannot invest directly in an index.

iii Lipper is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended September 30, 2003, calculated among 62 funds in the Lipper Pennsylvania municipal debt funds category with reinvestment of dividends and capital gains and excluding sales charges.

               2 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

                              PERFORMANCE SNAPSHOT
                            AS OF SEPTEMBER 30, 2003
                          (NOT INCLUDING SALES CHARGES)

                                                             6 MONTHS

     Georgia Portfolio Class A shares                          2.66%

     Average of Lipper Georgia municipal debt funds            2.51%

     Pennsylvania Portfolio Class A shares                     2.33%

     Average of Lipper Pennsylvania municipal debt funds       2.33%

     Lehman Brothers Municipal Bond Index                      2.66%

   Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. All figures represent past performance and are not a guarantee of future results. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost.

   Lipper is a major independent mutual-fund tracking organization. Average annual returns are based on the six-month period ended September 30, 2003, calculated among 29 funds in the Lipper Georgia municipal debt funds category and among 62 funds in the Lipper Pennsylvania municipal debt funds category with reinvestment of dividends and capital gains excluding sales charges.

   The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. Please note that an investor cannot invest directly in an index.

   Certain investors may be subject to the federal Alternative Minimum Tax and state and local income taxes may apply. Capital gains, if any, are fully taxable. Consult your personal tax adviser for more details.

               3 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report


SCHEDULES OF INVESTMENTS (UNAUDITED)                          SEPTEMBER 30, 2003


                                GEORGIA PORTFOLIO

   FACE
  AMOUNT      RATING(a)                    SECURITY                                                 VALUE
=========================================================================================================
EDUCATION -- 21.7%
    $1,000,000   VMIG 1* Athens-Clarke County, University Development Authority
                           Revenue, University of Georgia, (Athletic Association
                           Project), 1.200% due 9/1/13 (b)                                    $ 1,000,000
     2,000,000   AAA     Cherokee County School System, MBIA-Insured,
                           5.000% due 8/1/16+                                                   2,186,620
                         Private Colleges & Universities Authority Revenue:
                           Emory University Project, Series A:
     1,000,000   AA          5.500% due 11/1/24                                                 1,097,250
     2,000,000   AA          5.500% due 11/1/31                                                 2,168,220
     2,000,000   BBB       Mercer Housing Corp. Project, Series A, 6.000% due 6/1/31            2,059,680
                           Mercer University Project:
       500,000   Baa1*       5.750% due 10/1/21                                                   530,830
     1,000,000   Baa1*       5.750% due 10/1/31                                                 1,030,650
       250,000   A1*     Rockdale County School District, 6.000% due 1/1/04 (c)                   253,070
                         Savannah EDA:
     1,000,000   BBB-      College of Art & Design Inc. Project, 6.800% due 10/1/19             1,120,950
     1,000,000   A         Student Housing Revenue, (University Funding Foundation
                             Project), Series A, ACA-Insured, 6.750% due 11/15/20               1,108,810
     1,000,000   A       University of the Virgin Islands, Refunding & Improvement,
                           Series A, ACA-Insured, 6.000% due 12/1/24                            1,090,540
---------------------------------------------------------------------------------------------------------
                                                                                               13,646,620
---------------------------------------------------------------------------------------------------------
FINANCE -- 0.8%
       500,000   NR      Virgin Islands Public Finance Authority Revenue, Series E,
                           6.000% due 10/1/22                                                     509,130
---------------------------------------------------------------------------------------------------------
GENERAL OBLIGATION -- 8.1%
     1,500,000   NR      Georgia State, RITES, Series B, 10.168% due 4/1/09 (d)                 1,992,360
     1,000,000   AAA     Georgia State, Series B, 5.750% due 8/1/17                             1,206,610
       500,000   AA      Jefferson, 5.900% due 2/1/25                                             557,695
     1,000,000   AAA     Puerto Rico Commonwealth, RITES, XLCA-Insured,
                           9.718% due 7/1/17 (d)                                                1,319,300
---------------------------------------------------------------------------------------------------------
                                                                                                5,075,965
---------------------------------------------------------------------------------------------------------
HOSPITALS -- 13.8%
     1,000,000   A-      Chatham County Hospital Authority Revenue, Memorial Health
                           Medical Center, Series A, 6.125% due 1/1/24+                         1,056,320
       725,000   AAA     Clarke County Hospital Authority Revenue, MBIA-Insured,
                           9.875% due 1/1/06 (c)+                                                 800,066
                         Cobb County Kennestone Hospital Authority Revenue:
       250,000   Aaa*      9.500% due 2/1/08 (c)+                                                 296,123
       800,000   AAA       Series 86A, MBIA-Insured, 7.750% due 2/1/07 (c)+                       879,560



                       See Notes to Financial Statements.

               4 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              SEPTEMBER 30, 2003


                                GEORGIA PORTFOLIO

   FACE
  AMOUNT      RATING(a)                    SECURITY                                                 VALUE
=========================================================================================================
HOSPITALS -- 13.8% (CONTINUED)
$    1,075,000   AAA     Columbus Medical Center Hospital Authority Revenue,
                           Certificate of Anticipation, 7.750% due 7/1/10 (c)++             $   1,292,956
     1,000,000   Aaa*    Newton County Hospital Authority Revenue, (Newton Health
                           System Project), AMBAC-Insured, 6.100% due 2/1/24                    1,146,430
                         Puerto Rico Industrial, Tourist, Educational, Medical &
                           Environmental Control Facilities, Series A:
     1,000,000   BBB-        Ryder Memorial Hospital Project, 6.700% due 5/1/24                 1,011,440
       400,000   B+          San Lucas & Cristo Project, 5.750% due 6/1/19                        337,708
       495,000   AAA     Tri-City Hospital Authority Revenue, Certificate of Anticipation,
                           South Fulton Hospital, FGIC-Insured,
                           10.250% due 7/1/06 (c)++                                               568,379
     1,175,000   Aaa*    Ware County Hospital Authority Revenue, Certificate of
                           Anticipation, MBIA-Insured, 5.500% due 3/1/21                        1,278,424
---------------------------------------------------------------------------------------------------------
                                                                                                8,667,406
---------------------------------------------------------------------------------------------------------
HOUSING: MULTI-FAMILY -- 14.5%
       500,000   AAA     Acworth Housing Authority Revenue, (Wingate Falls Apartments
                           Project), FSA-Insured, 6.125% due 3/1/17 (e)                           529,100
                         Atlanta Urban Residential Finance Authority, MFH Revenue:
       880,000   B         Cascade Pines Housing Project, 6.250% due 9/1/10 (e)                   528,000
     1,070,000   NR        Park Place Apartments, Series A, 6.750% due 3/1/31                     993,570
                         Clayton County Housing Authority, MFH Revenue, Series A:
     1,000,000   B2*       Magnolia Park Apartments Project, 6.125% due 12/1/24+                  726,300
     1,265,000   Aaa*      Southlake Cove Project, GNMA-Collateralized,
                             5.600% due 12/20/24+                                               1,335,144
     1,480,000   Aaa*      Vineyard Pointe Apartments Project, GNMA-Collateralized,
                             5.500% due 10/20/32+                                               1,542,190
     1,000,000   Aa2*    De Kalb County Housing Authority, MFH Revenue,
                           Friendly Hills Apartments, Series A, FHA-Insured,
                           7.050% due 1/1/39 (e)                                                1,102,560
     1,000,000   AAA     Fulton County Housing Authority, MFH Revenue, (Concorde Place
                           Apartment Project), Series A, (Call 7/1/08 @ 102),
                           6.300% due 7/1/16 (e)(f)                                             1,182,230
     1,000,000   AAA     Lawrenceville Housing Authority, MFH Revenue, (Knollwood Park
                           Apartments Project), FNMA-Collateralized,
                           6.250% mandatory tender 12/1/29 (e)                                  1,149,710
---------------------------------------------------------------------------------------------------------
                                                                                                9,088,804
---------------------------------------------------------------------------------------------------------



                       See Notes to Financial Statements.

               5 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              SEPTEMBER 30, 2003


                               GEORGIA PORTFOLIO

   FACE
  AMOUNT      RATING(a)                     SECURITY                                                VALUE
=========================================================================================================
HOUSING: SINGLE-FAMILY -- 0.8%
$       55,000   AAA     Fulton County Housing Authority, Single-Family Mortgage Revenue,
                           Series A, GNMA-Collateralized, 6.600% due 3/1/28 (e)                $   56,902
       300,000   AAA     Puerto Rico Housing, Bank & Finance Agency, Single-Family
                           Mortgage Revenue, Affordable Housing Mortgage, Portfolio I,
                           FHLMC/FNMA/GNMA-Collateralized, 6.250% due 4/1/29 (e)                  311,217
       160,000   AAA     Virgin Islands HFA Authority, Single-Family Mortgage Revenue,
                           Series A, GNMA-Collateralized, 6.450% due 3/1/16 (e)                   166,277
---------------------------------------------------------------------------------------------------------
                                                                                                  534,396
---------------------------------------------------------------------------------------------------------
LIFE CARE -- 1.1%
  660,000   BBB+    Fulton County Residential Care Facilities, Canterbury Court
                     Project, 6.300% due 10/1/24                                                  673,266
---------------------------------------------------------------------------------------------------------
MISCELLANEOUS -- 6.2%
     1,000,000   Aaa*    Albany-Dougherty Inner City Authority, COP, (Public Purpose
                           Project), AMBAC-Insured, 5.625% due 1/1/16                           1,128,430
     1,000,000   AAA     Association County Commissioners of Georgia Leasing Program,
                           COP, (Rockdale County Public Purpose Project),
                           AMBAC-Insured, 5.625% due 7/1/20                                     1,109,700
     1,000,000   AAA     Fulton County Facilities Corp., COP, (Fulton County Public Purpose
                           Project), AMBAC-Insured, 5.500% due 11/1/18                          1,120,190
       500,000   BBB+    Puerto Rico Housing Bank & Finance Agency, 7.500% due 12/1/06            548,885
---------------------------------------------------------------------------------------------------------
                                                                                                3,907,205
---------------------------------------------------------------------------------------------------------
POLLUTION CONTROL -- 9.9%
     1,000,000   BBB     De Kalb County Development Authority, PCR, (General Motors Corp.
                           Project), 6.000% due 3/15/21                                         1,037,650
     1,000,000   Ba3*    Effingham County IDA, PCR, (Georgia-Pacific Project),
                           6.500% due 6/1/31                                                      901,010
       500,000   A       Monroe County Development Authority, PCR, (Oglethorpe Power
                           Co. Scherer Project), Series A, 6.800% due 1/1/12                      610,030
     2,000,000   BBB     Richmond County Development Authority, Environmental
                           Improvement Revenue, (International Paper Co. Project),
                           Series A, 6.250% due 2/1/25 (e)                                      2,090,420
     1,000,000   NR      Rockdale County Development Authority, Solid Waste Disposal
                           Revenue, (Visy Paper Inc. Project), 7.500% due 1/1/26 (e)            1,012,740
       500,000   Baa2*   Savannah EDA, PCR, (Union Camp Corp. Project),
                           6.150% due 3/1/17                                                      545,935
---------------------------------------------------------------------------------------------------------
                                                                                                6,197,785
---------------------------------------------------------------------------------------------------------



                       See Notes to Financial Statements.

               6 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              SEPTEMBER 30, 2003


                                GEORGIA PORTFOLIO

   FACE
  AMOUNT         RATING(a)                     SECURITY                                             VALUE
=========================================================================================================
PUBLIC FACILITIES -- 3.6%
$      250,000   AAA     Butts County COP, MBIA-Insured, (Pre-Refunded-- Escrowed
                           with state and local government securities to 12/1/04
                           Call @ 102), 6.750% due 12/1/14                                     $  271,645
     1,000,000   AAA     Cobb-Marietta Counties Coliseum & Exhibit Hall Authority
                           Revenue, MBIA-Insured, 5.625% due 10/1/26+                           1,133,750
     2,000,000   AAA     East Point Building Authority Revenue, FSA-Insured,
                           zero coupon due 2/1/20                                                 830,640
---------------------------------------------------------------------------------------------------------
                                                                                                2,236,035
---------------------------------------------------------------------------------------------------------
TRANSPORTATION -- 2.5%
     1,000,000   AAA     Atlanta Airport Revenue, Series A, FGIC-Insured,
                           (Call 1/1/10 @ 101), 5.500% due 1/1/26 (f)                           1,162,060
       250,000   AAA     Metropolitan Atlanta Rapid Transit Authority, Sale Tax Revenue,
                           Series P,  AMBAC-Insured, 6.250% due 7/1/20                            310,477
       200,000   CCC     Puerto Rico Port Authority Revenue, Special Facilities American
                           Airlines, Series A, 6.250% due 6/1/26 (e)                              114,120
---------------------------------------------------------------------------------------------------------
                                                                                                1,586,657
---------------------------------------------------------------------------------------------------------
UTILITIES -- 1.9%
       500,000   AAA     Georgia Municipal Electric Authority, Power Revenue,
                           Series EE, AMBAC-Insured, 7.250% due 1/1/24                            670,075
       500,000   A       Georgia Municipal Gas Authority Revenue, (Southern Storage
                           Gas Project), 6.300% due 7/1/09                                        527,305
---------------------------------------------------------------------------------------------------------
                                                                                                1,197,380
---------------------------------------------------------------------------------------------------------
WATER AND SEWER -- 15.1%
                         Atlanta Water & Wastewater Revenue, Series A:
     1,000,000   AAA       FGIC-Insured, 5.500% due 11/1/19                                     1,167,490
     1,000,000   AAA       MBIA-Insured, 5.500% due 11/1/27                                     1,119,200
       500,000   A+      Cartersville Development Authority Revenue, Sewer Facilities,
                           Anheuser Busch, 6.125% due 5/1/27 (e)                                  523,220
       140,000   AAA     Cherokee County Water & Sewer Authority Revenue,
                           MBIA-Insured, 9.625% due 8/1/04 (c)+                                   149,926
       500,000   AA      Clayton County Water & Sewer Revenue, 5.625% due 5/1/20+                 556,350
     2,135,000   AAA     Cobb County & Marietta Water Authority Revenue,
                           5.250% due 11/1/21+                                                  2,321,791
     1,000,000   AAA     Columbia County Water & Sewer Revenue, FGIC-Insured,
                           5.500% due 6/1/25+                                                   1,077,200
                         Fulton County Water & Sewer Revenue, FGIC-Insured:
        10,000   AAA       6.375% due 1/1/14                                                       12,093
       290,000   AAA       6.375% due 1/1/14 (c)                                                  353,295



                       See Notes to Financial Statements.

               7 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              SEPTEMBER 30, 2003


                                GEORGIA PORTFOLIO

   FACE
  AMOUNT      RATING(a)                    SECURITY                                                 VALUE
=========================================================================================================
WATER AND SEWER -- 15.1% (CONTINUED)

$      500,000   AAA     Milledgeville Water & Sewer Revenue, FSA-Insured,
                           6.000% due 12/1/21                                                 $   602,110
       430,000   AAA     Puerto Rico Commonwealth Aqueduct & Sewer Authority
                           Revenue, 10.250% due 7/1/09 (c)                                        540,248
     1,000,000   AAA     Rockdale County Water & Sewer Authority Revenue, Series A,
                           MBIA-Insured, 5.500% due 7/1/25                                      1,075,550
---------------------------------------------------------------------------------------------------------
                                                                                                9,498,473
---------------------------------------------------------------------------------------------------------
                         TOTAL INVESTMENTS -- 100.0%
                         (Cost-- $58,637,212**)                                               $62,819,122
=========================================================================================================

(a)  All ratings are by Standard & Poor's Ratings Service, except for those identified by an asterisk (*), which are rated by Moody's Investors
     Service.
(b)  Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(c)  Bonds are escrowed to maturity with U.S. government securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(d)  Variable interest rate -- subject to periodic change.
(e)  Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(f)  Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
+    All or a portion of this security is segregated for open futures contracts commitments (See Note 6).
++   All or a portion of this security is held as collateral for open futures contracts commitments (See Note 6).
**   Aggregate cost for Federal income tax purposes is substantially the same.

     See pages 15 and 16 for definitions of ratings and certain abbreviations.

                       See Notes to Financial Statements.

               8 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report


SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              SEPTEMBER 30, 2003

                             PENNSYLVANIA PORTFOLIO
   FACE
  AMOUNT         RATING(a)                     SECURITY                                             VALUE
=========================================================================================================
EDUCATION -- 22.9%

$    1,000,000   AA-     Allegheny County Higher Education Building Authority, University
                           Revenue, Carnegie Mellon University, 5.250% due 3/1/32             $ 1,028,010
       990,000   AAA     Conneaut School District, AMBAC-Insured, 9.500% due 5/1/12 (b)         1,278,833
                         Delaware County Authority:
     1,000,000   BBB-      College Revenue, Neumann College, 6.000% due 10/1/31+                1,046,460
     1,000,000   AAA       University Revenue, Villanova University, FGIC-Insured,
                             5.250% due 8/1/21+                                                 1,076,260
     1,000,000   AAA     Greater Johnstown School District, Series B, MBIA-Insured,
                           5.500% due 8/1/18+                                                   1,103,800
     1,655,000   AAA     Greensburg Salem School District, FGIC-Insured,
                           5.375% due 9/15/18+                                                  1,822,138
       110,000   AAA     Lewisburg Area School District, AMBAC-Insured,
                           9.750% due 2/15/04 (b)                                                 113,511
                         Lycoming County Authority, College Revenue, Pennsylvania
                           College of Technology, AMBAC-Insured:
     1,000,000   Aaa*        5.125% due 5/1/22                                                  1,043,310
     1,000,000   Aaa*        5.375% due 7/1/30                                                  1,035,990
     1,000,000   Aaa*        5.250% due 5/1/32                                                  1,034,850
       355,000   NR      Pennsylvania Housing Finance Agency, 7.750% due 12/1/07 (b)              399,315
                         Pennsylvania State Higher Education Facilities Authority Revenue:
     1,000,000   AAA       Clarion University Foundation Inc., Series A, XLCA-Insured,
                             5.250% due 7/1/18                                                  1,094,080
     1,000,000   A         Drexel University, 6.000% due 5/1/29                                 1,075,270
       500,000   NR      Philadelphia Hospitals & Higher Education Facilities Authority
                           Revenue, Chestnut Hill College, 6.000% due 10/1/29                     485,910
     1,000,000   AAA     Philadelphia School District, Series A, FSA-Insured,
                           5.500% due 2/1/31                                                    1,058,780
     1,000,000   AAA     Plum Boro School District, FGIC-Insured, 5.250% due 9/15/30            1,030,760
        80,000   AAA     Scranton-Lackawanna Health & Welfare Authority Revenue,
                           (University of Scranton Project), AMBAC-Insured,
                           10.000% due 10/1/03 (b)                                                 80,000
     1,000,000   AAA     State Public School Building Authority, School Revenue,
                           (Daniel Bonne School District Project), MBIA-Insured,
                           5.000% due 4/1/22                                                    1,037,500
     2,210,000   AA+     Swarthmore Boro Authority, College Revenue,
                           5.250% due 9/15/20                                                   2,383,286
---------------------------------------------------------------------------------------------------------
                                                                                               19,228,063
---------------------------------------------------------------------------------------------------------
FINANCE -- 1.3%
     1,000,000   BBB-    Virgin Islands Public Finance Authority Revenue, Gross Receipts
                           Taxes, Series A, 6.500% due 10/1/24                                  1,118,540
---------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

               9 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report


SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              SEPTEMBER 30, 2003

                             PENNSYLVANIA PORTFOLIO

   FACE
  AMOUNT      RATING(a)                    SECURITY                                                 VALUE
=========================================================================================================
GENERAL OBLIGATION -- 10.0%
                         Allegheny County GO:
$    1,000,000   AAA       Series C-52, FGIC-Insured, 5.250% due 11/1/21                      $ 1,058,200
     1,000,000   AAA       Series C-55, MBIA-Insured, 5.375% due 11/1/17                        1,108,590
     1,000,000   AAA     Armstrong County GO, MBIA-Insured, 5.400% due 6/1/31                   1,041,920
     1,000,000   AAA     Dauphin County GO, Second Series, AMBAC-Insured,
                           5.125% due 11/15/22                                                  1,039,220
     1,000,000   Aaa*    Luzerne County, Series A, MBIA-Insured, 5.250% due 11/15/18            1,093,080
     1,000,000   AA      Pennsylvania State GO, First Series, 5.250% due 2/1/19                 1,084,570
     1,660,000   AAA     Pittsburgh County GO, Series A, AMBAC-Insured,
                           5.250% due 9/1/22                                                    1,757,044
       140,000   AAA     York GO, AMBAC-Insured, 8.875% due 6/1/06 (b)                            156,916
---------------------------------------------------------------------------------------------------------
                                                                                                8,339,540
---------------------------------------------------------------------------------------------------------
HOSPITAL -- 15.2%
                         Allegheny County Hospital Development Authority Revenue:
     1,000,000   A         Catholic Health East Issue, 5.375% due 11/15/22                      1,013,240
       500,000   AAA       General Hospital Project, Series A, MBIA-Insured,
                             (Call 9/1/07 @ 100), 6.250% due 9/1/20 (c)(d)                        583,245
       345,000   NR        Montefiore Hospital Association, Western Pennsylvania,
                             6.875% due 7/1/09 (b)                                                394,821
       165,000   AAA     Berks County Municipal Authority, Hospital Revenue,
                           Community General Hospital, AMBAC-Insured,
                           9.500% due 7/1/05 (b)                                                  180,964
     1,625,000   AAA     Cambria County Hospital Development Authority, Hospital
                           Revenue, Conemaugh Valley Memorial Hospital,
                           7.625% due 9/1/11 (b)                                                1,969,549
     1,255,000   AAA     Grove City Area Hospital Authority Revenue, (Woodland Place
                           Project), FGIC-Insured, 5.500% due 3/1/25+                           1,329,396
     1,000,000   BBB+    Hazleton Health Services Authority, Hospital Revenue,
                           St. Joseph's Medical Center, 6.200% due 7/1/26                         929,830
     1,000,000   A-      Horizon Hospital System Authority, Hospital Revenue, Horizon
                           Hospital Systems Inc., 6.350% due 5/15/26                            1,035,810
     1,000,000   A       Lehigh County General Purpose Authority Revenue,
                           Lehigh Valley Health Network, Series A,
                           5.000% due 7/1/33                                                      956,700
     1,000,000   AA      Mifflin County Hospital Authority Revenue, Radian-Insured,
                           6.200% due 7/1/30                                                    1,108,650
     1,000,000   A       Pennsylvania State Higher Education Facilities Authority Revenue,
                           UPMC Health Systems, Series A, 6.000% due 1/15/31                    1,045,660
        75,000   Aaa*    Philadelphia Hospital Authority Revenue, (United Hospital Inc.
                           Project), (Call 7/1/05 @ 100), 10.875% due 7/1/08 (c)                   85,499



                       See Notes to Financial Statements.

              10 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report


SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              SEPTEMBER 30, 2003

                             PENNSYLVANIA PORTFOLIO

   FACE
  AMOUNT         RATING(a)                  SECURITY                                                VALUE
=========================================================================================================
HOSPITAL -- 15.2% (CONTINUED)

$      525,000   AA      Potter County Hospital Authority Revenue, Charles Cole
                           Memorial Hospital, Radian-Insured, 6.050% due 8/1/24                $  570,381
     1,075,000   BBB-    Puerto Rico Industrial, Tourist, Educational, Medical &
                           Environmental Control Facilities, (Ryder Memorial Hospital
                           Project), Series A, 6.700% due 5/1/24                                1,087,298
       750,000   BB+     Scranton-Lackawanna Health & Welfare Authority Revenue,
                           (Moses Taylor Hospital Project), 6.250% due 7/1/20                     468,375
---------------------------------------------------------------------------------------------------------
                                                                                               12,759,418
---------------------------------------------------------------------------------------------------------
HOUSING: MULTI-FAMILY -- 0.3%
       205,000   AAA     Pittsburgh Urban Redevelopment Authority, Mortgage Revenue,
                           Series B, FNMA/GNMA-Collateralized, 6.950% due 10/1/10 (e)             209,629
---------------------------------------------------------------------------------------------------------
HOUSING: SINGLE-FAMILY -- 5.1%
                         Allegheny County Residential Finance Authority, Mortgage
                           Revenue, Single-Family Mortgage, GNMA-Collateralized:
       825,000   Aaa*        Series FF-2, 6.000% due 11/1/31 (e)                                  862,133
       840,000   Aaa*        Series II-2, 5.900% due 11/1/32 (e)                                  874,406
                             Series Z:
       940,000   Aaa*          6.875% due 5/1/26 (e)                                              975,137
       700,000   Aaa*          Zero coupon due 5/1/27 (e)                                         122,521
       800,000   AA+     Pennsylvania Housing Finance Agency, Single-Family Mortgage
                           Revenue, Series 40, 6.900% due 4/1/25 (e)                              820,136
       610,000   AAA     Puerto Rico Housing, Bank & Finance Agency, Single-Family
                           Mortgage Revenue, Affordable Housing Mortgage, Portfolio I,
                           FHLMC/FNMA/GNMA-Collateralized, 6.250% due 4/1/29 (e)                  632,808
---------------------------------------------------------------------------------------------------------
                                                                                                4,287,141
---------------------------------------------------------------------------------------------------------
INDUSTRIAL DEVELOPMENT -- 6.8%
     1,000,000   BBB+    Allegheny County IDA Revenue, Environmental Improvement,
                           USX Corp., Series A, 6.700% due 12/1/20                              1,044,820
     1,000,000   BBB     Bradford County IDA, Solid Waste Disposal Revenue,
                           (International Paper Co.), Series A, 6.600% due 3/1/19 (e)           1,041,670
     1,000,000   BBB     Erie County IDA, Environmental Improvement Revenue,
                           (International Paper Co. Project), Series A,
                           7.625% due 11/1/18 (e)+                                              1,049,140
     1,000,000   NR      Pennsylvania Economic Development Financing Authority,
                           Exempt Facilities Revenue, National Gypsum Co.,
                           6.250% due 11/1/27 (e)                                                 948,790
       500,000   AAA     Philadelphia Authority for IDR, Series B, AMBAC-Insured,
                           5.250% due 7/1/31                                                      517,705



                       See Notes to Financial Statements.

              11 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report


SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              SEPTEMBER 30, 2003

                             PENNSYLVANIA PORTFOLIO
   FACE
  AMOUNT         RATING(a)                     SECURITY                                             VALUE
=========================================================================================================
INDUSTRIAL DEVELOPMENT -- 6.8% (CONTINUED)

$    1,000,000   AAA     Philadelphia Authority for Industrial Development Lease Revenue,
                           Series B, FSA-Insured, 5.500% due 10/1/19                          $ 1,108,330
---------------------------------------------------------------------------------------------------------
                                                                                                5,710,455
---------------------------------------------------------------------------------------------------------
LIFE CARE -- 8.0%
     1,000,000   BBB+    Bucks County IDA Revenue, (Pennswood Village Project),
                           Series A, 6.000% due 10/1/34                                         1,031,840
     1,260,000   AA      Erie County Hospital Authority Health Facilities Revenue,
                           (St. Mary's Home Project), Radian-Insured,
                           6.000% due 8/15/23+                                                  1,379,511
     1,100,000   A-      Lancaster County Hospital Authority Revenue, (Willow Valley
                           Retirement Project), 5.875% due 6/1/31                               1,128,919
     1,650,000   NR      Lancaster IDA Revenue, (Garden Spot Village Project),
                           Series A, 7.625% due 5/1/31                                          1,741,410
       500,000   NR      Montgomery County Higher Education & Health Authority
                           Revenue, Temple Continuing Care Center, 6.750% due 7/1/29              220,000
       125,000   BBB+    Montgomery County IDA, Retirement Community Revenue,
                           Adult Communities Total Services, Series B,
                           5.625% due 11/15/12                                                    132,419
     1,000,000   AA      Northampton County IDA Revenue, (Moravian Hall Square
                           Project), Radian-Insured, 5.500% due 7/1/19                          1,077,400
---------------------------------------------------------------------------------------------------------
                                                                                                6,711,499
---------------------------------------------------------------------------------------------------------
MISCELLANEOUS -- 8.9%
       500,000   A-++    Allegheny County Redevelopment Authority, Tax Increment
                           Revenue, (Waterfront Project), Series A,
                           6.300% due 12/15/18 (d)                                                556,135
                         Dauphin County General Authority:
     1,205,000   NR        Hotel & Conference Center, Hyatt Regency, 6.200% due 1/1/29            982,184
     1,500,000   NR        Office & Package, Riverfront Office, 6.000% due 1/1/25+              1,425,660
     1,000,000   AAA     Delaware Valley Regional Finance Authority, Local Government
                           Revenue, Series A, AMBAC-Insured, 5.500% due 8/1/28+                 1,108,600
     1,300,000   NR      Harrisburg Redevelopment Authority, First Mortgage-Office
                           Building, 6.750% due 5/15/25                                         1,308,086
     1,560,000   NR      New Morgan Municipal Authority Office Revenue, (Commonwealth
                           Office Project), Series A, 6.500% due 6/1/25                         1,596,067
       600,000   B+      Puerto Rico Industrial, Tourist, Educational, Medical &
                           Environmental Control Facilities, (San Lucas & Cristo Project),
                           Series A, 5.750% due 6/1/19                                            506,562
---------------------------------------------------------------------------------------------------------
                                                                                                7,483,294
---------------------------------------------------------------------------------------------------------



                       See Notes to Financial Statements.

              12 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report


SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              SEPTEMBER 30, 2003

                             PENNSYLVANIA PORTFOLIO

   FACE
  AMOUNT      RATING(a)                      SECURITY                                               VALUE
=========================================================================================================
POLLUTION CONTROL -- 4.4%
$    1,000,000   BBB     Delaware County IDA, Resource Recovery Facility Revenue,
                           Series A, 6.200% due 7/1/19+                                       $ 1,032,210
     1,000,000   AAA     Harrisburg Authority, Resource Recovery Facility Revenue,
                           Series A, FSA-Insured, 5.500% due 9/1/25+                            1,161,740
     1,000,000   BB-     New Morgan IDA, Solid Waste Disposal Revenue, (New Morgan
                           Landfill Co., Inc. Project), 6.500% due 4/1/19 (e)                     965,970
       500,000   BBB-    Pennsylvania Economic Development Financing Authority,
                           Resource Recovery Revenue, (Colver Project), Series D,
                           7.150% due 12/1/18 (e)                                                 517,350
---------------------------------------------------------------------------------------------------------
                                                                                                3,677,270
---------------------------------------------------------------------------------------------------------
SPECIAL OBLIGATION -- 1.4%
       255,000   Aaa*    Hopewell Township, Special Obligation, 10.600% due 5/1/13 (b)            326,907
       730,000   AAA     Westmoreland County Municipal Authority, Special Obligation,
                           9.125% due 7/1/10 (b)                                                  856,998
---------------------------------------------------------------------------------------------------------
                                                                                                1,183,905
---------------------------------------------------------------------------------------------------------
TRANSPORTATION -- 10.1%
     1,000,000   A-      Delaware River Joint Toll Bridge Commission, Bridge Revenue,
                           5.250% due 7/1/18+                                                   1,077,390
     3,375,000   AAA     Delaware River Port Authority Pennsylvania & New Jersey, RITES,
                           FSA-Insured, 9.676% due 1/1/10 (f)                                   4,156,178
                         Pennsylvania State Turnpike Commission, AMBAC-Insured:
     1,500,000   AAA       5.000% due 7/15/21                                                   1,570,380
     1,500,000   AAA       5.500% due 7/15/32                                                   1,620,390
---------------------------------------------------------------------------------------------------------
                                                                                                8,424,338
---------------------------------------------------------------------------------------------------------
UTILITIES -- 5.6%
     1,750,000   AAA     Allegheny County Sanitation Authority, Sewer Revenue,
                           MBIA-Insured, 5.375% due 12/1/17                                     1,936,445
       480,000   AAA     Bristol Township Authority, Sewer Revenue, MBIA-Insured,
                           10.125% due 4/1/09 (b)                                                 595,910
       125,000   AAA     Coatesville Water Guaranteed Revenue, 6.250% due 10/15/13 (b)            145,496
     1,000,000   NR      Erie Sewer Authority, Sewer Revenue, MBIA-Insured,
                           (Call 6/1/10 @ 100), 6.000% due 6/1/21 (c)+                          1,193,180
       400,000   AAA     Guam Power Authority Revenue, Series A, (Call 10/1/04 @ 102),
                           6.750% due 10/1/24 (c)+                                                431,044
       260,000   AAA     West Chester Sewer Revenue, 9.750% due 5/1/07 (b)                        305,014



                       See Notes to Financial Statements.

              13 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              SEPTEMBER 30, 2003

                             PENNSYLVANIA PORTFOLIO

   FACE
  AMOUNT         RATING(a)                     SECURITY                                             VALUE
=========================================================================================================
UTILITIES -- 5.6% (CONTINUED)

$       45,000   Aaa*    Westmoreland County Municipal Authority, Water Revenue,
                           8.500% due 7/1/04 (b)                                              $    47,513
---------------------------------------------------------------------------------------------------------
                                                                                                4,654,602
---------------------------------------------------------------------------------------------------------
                    TOTAL INVESTMENTS -- 100.0%
                    (Cost-- $80,523,396**)                                                    $83,787,694
=========================================================================================================

(a)  All ratings are by Standard & Poor's Ratings Service, except for those identified by an asterisk (*) which are rated by Moody's Investors Service and those identified by a double dagger (++) are rated by Fitch Ratings.
(b)  Bonds are escrowed to maturity with U.S. government securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(c)  Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(d)  All or a portion of this security is held as collateral for open futures contracts commitments (See Note 6).
(e)  Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(f)  Variable interest rate - subject to periodic change.
+    All or a portion of this security has been segregated for open futures contracts commitments (See Note 6).
**   Aggregate cost for Federal income tax purposes is substantially the same.

     See pages 15 and 16 for definitions of ratings and certain abbreviations.



                       See Notes to Financial Statements.

              14 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

BOND RATINGS (UNAUDITED)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's")-- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA     --  Bonds rated "AAA" have the highest rating assigned by Standard &
            Poor's. Capacity to pay interest and repay principal is extremely strong.

AA      --  Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A       --  Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB     --  Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B   --  Bonds rated "BB," "B" and "CCC" are regarded, on balance, as
and CCC     predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation than "B," and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "B", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa     --  Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa      --  Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A       --  Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa     --  Bonds rated "Baa" are considered as medium grade obligations,
            i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba      --   Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes in this class.

B       --  Bonds rates "B" generally lack characteristics of desirable investments. Assurance of interest and principal payment or of maintenance of other terms of the contract over any long period of time may be small.

              15 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

Fitch Ratings ("Fitch") -- Rating may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standings within the major ratings categories.

A       --  Bonds rated "A" are considered to be investment-grade and of high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt or preferred securities with higher ratings.

NR      --  Indicates that the bond is not rated by Standard & Poor's, Moody's or Fitch.

SHORT-TERM SECURITY RATINGS (UNAUDITED)

SP-1    --  Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus
            (+) sign.

A-1     --  Standard & Poor's highest commercial paper and variable rate demand obligation (VRDO) rating indicating that the degree of safely regarding timely payment is either overwhelming or very strong;
            those issues determined to possess overwhelming safety characteristics are denoted with a (+) sign.

P-1     --  Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

VMIG 1  --  Moody's highest rating for issues having demand feature-- VRDO.


ABBREVIATIONS* (UNAUDITED)

ABAG    --  Association of Bay Area
            Governments
ACA     --  American Capital Assurance
AIG     --  American International Guaranty
AMBAC   --  American Municipal Bond Assurance Corporation
BAN     --  Bond Anticipation Notes
BIG     --  Bond Investors Guaranty
CGIC    --  Capital Guaranty Insurance
            Company
CHFCLI  --  California Health Facility
            Construction Loan Insurance
CONNIE  --  College Construction Loan
   LEE      Insurance Association
COP     --  Certificate of Participation
EDA     --  Economic Development
            Authority
ETM     --  Escrowed to Maturity
FGIC    --  Financial Guaranty Insurance
            Company
FHA     --  Federal Housing Administration
FHLMC   --  Federal Home Loan Mortgage
            Corporation
FLAIRS  --  Floating Adjustable Interest Rate
            Securities
FNMA    --  Federal National Mortgage
            Association
FRTC    --  Floating Rate Trust Certificates
FSA     --  Financial Security Assurance
GIC     --  Guaranteed Investment Contract
GNMA    --  Government National Mortgage
            Association
GO      --  General Obligation
HDC     --  Housing Development
            Corporation
HFA     --  Housing Finance Authority
IDA     --  Industrial Development Authority
IDB     --  Industrial Development Board
IDR     --  Industrial Development Revenue
INFLOS  --  Inverse Floaters
LOC     --  Letter of Credit
MBIA    --  Municipal Bond Investors
            Assurance Corporation
MFH     --  Multi-Family Housing
MVRICS  --  Municipal Variable Rate Inverse
            Coupon Security
PCR     --  Pollution Control Revenue
Radian  --  Radian Asset Assurance
RAN     --  Revenue Anticipation Notes
RIBS    --  Residual Interest Bonds
RITES   --  Residual Interest Tax-Exempt
            Securities
SYCC    --  Structured Yield Curve Certificate
TAN     --  Tax Anticipation Notes
TECP    --  Tax-Exempt Commercial Paper
TOB     --  Tender Option Bonds
TRAN    --  Tax and Revenue Anticipation
            Notes
VA      --  Veterans Administration
VRWE    --  Variable Rate Wednesday Demand
XLCA    --  XLCapital Assurance

--------------

* Abbreviations may or may not appear in the schedule of investments.



              16 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)              SEPTEMBER 30, 2003

                                                      GEORGIA      PENNSYLVANIA
                                                     PORTFOLIO       PORTFOLIO
================================================================================
ASSETS:
  Investments, at value (Cost -- $58,637,212 and
    $80,523,396, respectively)                    $ 62,819,122     $ 83,787,694
  Cash                                               1,312,155          543,704
  Interest receivable                                1,033,330        1,452,723
  Receivable for Fund shares sold                      205,615          123,851
  Receivable for securities sold                            --           10,000
  Prepaid expenses                                       5,657            2,274
--------------------------------------------------------------------------------
  TOTAL ASSETS                                      65,375,879       85,920,246
--------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                   1,000,698               --
  Payable to broker-- variation margin                 226,563          317,188
  Payable for Fund shares reacquired                        --           38,550
  Management fees payable                               41,811           31,558
  Distribution plan fees payable                         6,662           12,518
  Accrued expenses                                      34,120           38,724
--------------------------------------------------------------------------------
  TOTAL LIABILITIES                                  1,309,854          438,538
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                   $64,066,025      $85,481,708
================================================================================
NET ASSETS:
  Par value of shares of beneficial interest           $ 4,841          $ 6,509
  Capital paid in excess of par value               62,183,510       84,795,974
  Undistributed (overdistributed) net
    investment income                                   39,350          (38,751)
  Accumulated net realized loss from investment
    transactions and futures contracts              (1,730,305)      (1,687,728)
  Net unrealized appreciation of investments
    and futures contracts                            3,568,629        2,405,704
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                   $64,066,025      $85,481,708
================================================================================
SHARES OUTSTANDING:
  Class A                                            3,285,812        2,735,520
  ------------------------------------------------------------------------------
  Class B                                              843,259        2,784,878
  ------------------------------------------------------------------------------
  Class L                                              711,571          988,249
  ------------------------------------------------------------------------------
NET ASSET VALUE:
  Class A (and redemption price)                        $13.25           $13.16
  ------------------------------------------------------------------------------
  Class B *                                             $13.21           $13.12
  ------------------------------------------------------------------------------
  Class L *                                             $13.20           $13.11
  ------------------------------------------------------------------------------
MAXIMUM PUBLIC OFFERING PRICE PER SHARE:
  Class A (net asset value plus 4.17%
    of net asset value)                                 $13.80           $13.71
  ------------------------------------------------------------------------------
  Class L (net asset value plus 1.01%
    of net asset value)                                 $13.33           $13.24
================================================================================

  *Redemption price is NAV of Class B and L shares reduced by a 4.50% and 1.00% contingent deferred sales charge, respectively, if shares are redeemed within one year from purchase payment (See Note 4).

                       See Notes to Financial Statements.

              17 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

STATEMENTS OF OPERATIONS (UNAUDITED)

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003

                                                        GEORGIA    PENNSYLVANIA
                                                       PORTFOLIO     PORTFOLIO
================================================================================
INVESTMENT INCOME:
  Interest                                           $ 1,728,261    $ 2,427,662
--------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 4)                               141,113        197,295
  Distribution plan fees (Note 7)                        101,381        195,948
  Shareholder communications (Note 7)                      9,005         18,313
  Custody                                                  8,070         12,521
  Shareholder servicing fees (Note 7)                      7,481         15,580
  Audit and legal                                          6,386          9,543
  Registration fees                                        2,519          1,587
  Trustees' fees                                             241            552
  Other                                                    1,418          2,665
--------------------------------------------------------------------------------
  TOTAL EXPENSES                                         277,614        454,004
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                  1,450,647      1,973,658
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 5 AND 6):
  Realized Gain (Loss) From:
    Investment transactions                              101,459       (144,146)
    Futures contracts                                    562,641        762,244
--------------------------------------------------------------------------------
  NET REALIZED GAIN                                      664,100        618,098
--------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments
  and Futures Contracts:
    Beginning of period                                4,086,277      3,152,436
    End of period                                      3,568,629      2,405,704
  DECREASE IN NET UNREALIZED APPRECIATION               (517,648)      (746,732)
--------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS     146,452       (128,634)
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS               $ 1,597,099    $ 1,845,024
================================================================================


                       See Notes to Financial Statements.

              18 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)
AND THE YEAR ENDED MARCH 31, 2003

GEORGIA PORTFOLIO                                 SEPTEMBER 30       MARCH 31
================================================================================
OPERATIONS:
  Net investment income                           $ 1,450,647      $  3,107,431
  Net realized gain (loss)                            664,100          (680,856)
  Increase (decrease) in net
    unrealized appreciation                          (517,648)        2,701,663
--------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM OPERATIONS            1,597,099         5,128,238
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTES 3 AND 8):
  Net investment income                            (1,449,219)       (3,059,371)
--------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS                  (1,449,219)       (3,059,371)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares                  5,895,671        10,562,344
  Net asset value of shares issued for
    reinvestment of dividends                         590,148         1,133,646
  Cost of shares reacquired                        (5,446,768)      (13,551,520)
--------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    FUND SHARE TRANSACTIONS                         1,039,051        (1,855,530)
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                              1,186,931           213,337
NET ASSETS:
--------------------------------------------------------------------------------
  Beginning of period                              62,879,094        62,665,757
--------------------------------------------------------------------------------
  END OF PERIOD*                                  $64,066,025       $62,879,094
================================================================================
*  Includes undistributed net investment income of:   $39,350           $37,922
================================================================================



                       See Notes to Financial Statements.

              19 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)
AND THE YEAR ENDED MARCH 31, 2003

PENNSYLVANIA PORTFOLIO                            SEPTEMBER 30       MARCH 31
================================================================================
OPERATIONS:
  Net investment income                           $ 1,973,658       $ 4,136,756
  Net realized gain (loss)                            618,098          (468,545)
  Increase (decrease) in net unrealized appreciation (746,732)        3,002,322
--------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM OPERATIONS            1,845,024         6,670,533
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTES 3 AND 8):
  Net investment income                            (2,018,842)       (4,135,340)
  In excess of net investment income                       --           (82,307)
--------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS                  (2,018,842)       (4,217,647)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares                  9,597,870        17,626,290
  Net asset value of shares issued for
    reinvestment of dividends                       1,121,358         2,340,148
  Cost of shares reacquired                       (11,401,380)      (20,031,287)
--------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM
    FUND SHARE TRANSACTIONS                          (682,152)          (64,849)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                    (855,970)        2,388,037
NET ASSETS:
  Beginning of period                              86,337,678        83,949,641
--------------------------------------------------------------------------------
  END OF PERIOD*                                  $85,481,708       $86,337,678
================================================================================
*  Includes undistributed (overdistributed)
   net investment income of:                         $(38,751)           $6,433
================================================================================



                       See Notes to Financial Statements.

              20 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.    Significant Accounting Policies

The Georgia and Pennsylvania Portfolios ("Funds") are separate investment funds of the Smith Barney Muni Funds ("Trust"), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as an open-end non-diversified management investment company. The Trust consists of these Funds and seven other separate investment funds: Florida, National, New York, Limited Term, California Money Market, Massachusetts Money Market and New York Money Market Portfolios. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Funds are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) class specific expenses are charged to each Fund and each class; management fees and general fund expenses are allocated on the basis of relative net assets of each Fund and each class or on another reasonable basis;
(i) each Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.



              21 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

2.    Portfolio Concentration

Since the Georgia and Pennsylvania Portfolios invest primarily in obligations of issuers within Georgia and Pennsylvania, respectively, each Fund is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting the respective state in which it invests.

3.    Exempt-Interest Dividends and Other Distributions

Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

It is the Funds' policy to distribute dividends monthly. Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

4.    Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Funds. The Funds pay SBFM a management fee calculated at an annual rate of 0.45% of each Fund's respective average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent and PFPC Inc. ("PFPC") acts as the Funds' sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended September 30, 2003, the Funds paid transfer agent fees totaling $18,388 to CTB.

              22 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

The totals for each Fund were as follows:

                                                          TRANSFER AGENT FEES
================================================================================
Georgia Portfolio                                               $ 6,407
--------------------------------------------------------------------------------
Pennsylvania Portfolio                                           11,981
================================================================================


Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, acts as the Funds' distributor.

There are maximum initial sales charges of 4.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended September 30, 2003, CDSCs paid to CGM and sales charges received by CGM were approximately:

                                     CDSCS                      SALES CHARGES
                          ------------------------------     -------------------
                          CLASS A    CLASS B     CLASS L     CLASS A    CLASS L
================================================================================
Georgia Portfolio              --    $ 5,000          --     $24,000      $7,000
--------------------------------------------------------------------------------
Pennsylvania Portfolio         --     18,000          --      38,000       5,000
================================================================================


All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.



              23 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

5.    Investments

During the six months ended September 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

                                                     GEORGIA     PENNSYLVANIA
                                                    PORTFOLIO      PORTFOLIO
================================================================================
Purchases                                          $8,188,604    $10,487,371
--------------------------------------------------------------------------------
Sales                                               8,696,294     11,420,507
================================================================================

At September 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                     GEORGIA     PENNSYLVANIA
                                                    PORTFOLIO      PORTFOLIO
================================================================================
Gross unrealized appreciation                      $4,985,251     $4,257,242
Gross unrealized depreciation                        (803,341)      (992,944)
--------------------------------------------------------------------------------
Net unrealized appreciation                        $4,181,910     $3,264,298
================================================================================

6.    Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.



              24 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

At September 30, 2003, the Funds had the following open futures contracts:

                             NUMBER OF                    BASIS         MARKET      UNREALIZED
GEORGIA PORTFOLIO            CONTRACTS   EXPIRATION       VALUE          VALUE         LOSS
===============================================================================================
TO SELL:
20-year U.S. Treasury Bond     125          12/03      $13,406,250    $14,019,531    $(613,281)
===============================================================================================

                             NUMBER OF                    BASIS         MARKET      UNREALIZED
PENNSYLVANIA PORTFOLIO       CONTRACTS    EXPIRATION      VALUE          VALUE         LOSS
===============================================================================================
TO SELL:
20-year U.S. Treasury Bond     175          12/03     $18,768,750     $19,627,344    $(858,594)
===============================================================================================


7.    Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, each Fund pays a service fee with respect to Class A, B and L shares, calculated at an annual rate of 0.15% of the average daily net assets of each respective class. In addition, each Fund pays a distribution fee with respect to its Class B and L shares calculated at the annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively. For the six months ended September 30, 2003, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                              CLASS A      CLASS B     CLASS L
================================================================================
Georgia Portfolio                             $31,419     $ 38,014     $31,948
--------------------------------------------------------------------------------
Pennsylvania Portfolio                         27,685      122,737      45,526
================================================================================

For the six months ended September 30, 2003, total Shareholder Servicing fees were as follows:

                                              CLASS A      CLASS B     CLASS L
================================================================================
Georgia Portfolio                              $2,709       $2,653      $2,119
--------------------------------------------------------------------------------
Pennsylvania Portfolio                          4,113        8,447       3,020
================================================================================

For the six months ended September 30, 2003, total Shareholder Communication expenses were as follows:

                                              CLASS A      CLASS B     CLASS L
================================================================================
Georgia Portfolio                              $3,238       $3,190      $2,577
--------------------------------------------------------------------------------
Pennsylvania Portfolio                          5,267        9,569       3,477
================================================================================



              25 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

8.    Distributions Paid to Shareholders by Class

                                         SIX MONTHS ENDED          YEAR ENDED
GEORGIA PORTFOLIO                       SEPTEMBER 30, 2003      MARCH 31, 2003
================================================================================
NET INVESTMENT INCOME
Class A                                      $1,008,280              $2,147,792
Class B                                         247,851                 542,486
Class L                                         193,088                 369,093
--------------------------------------------------------------------------------
Total                                        $1,449,219              $3,059,371
================================================================================


                                         SIX MONTHS ENDED          YEAR ENDED
PENNSYLVANIA PORTFOLIO                  SEPTEMBER 30, 2003      MARCH 31, 2003
================================================================================
CLASS A
Net investment income                          $908,134              $1,781,120
In excess of net investment income                   --                  33,526
--------------------------------------------------------------------------------
Total                                          $908,134              $1,814,646
================================================================================
CLASS B
Net investment income                          $828,086              $1,765,591
In excess of net investment income                   --                  36,467
--------------------------------------------------------------------------------
Total                                          $828,086              $1,802,058
================================================================================
CLASS L
Net investment income                          $282,622              $  588,629
In excess of net investment income                   --                  12,314
--------------------------------------------------------------------------------
Total                                          $282,622              $  600,943
================================================================================


9.    Shares of Beneficial Interest

At September 30, 2003, the Trust had an unlimited amount of shares of beneficial interest authorized with a par value of $0.001 per share. The Funds have the ability to issue multiple classes of shares. Each share of a class represents an identical interest in its respective Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

              26 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

Transactions in shares of each class were as follows:

                              SIX MONTHS ENDED                 YEAR ENDED
                             SEPTEMBER 30, 2003              MARCH 31, 2003
                          --------------------------   -------------------------
GEORGIA PORTFOLIO           SHARES        AMOUNT         SHARES        AMOUNT
================================================================================
CLASS A
Shares sold                 332,003    $ 4,373,120       475,111   $  6,268,581
Shares issued on
  reinvestment               24,798        328,339        45,392        597,537
Shares reacquired          (227,644)    (3,020,671)     (719,314)    (9,441,536)
--------------------------------------------------------------------------------
Net Increase (Decrease)     129,157    $ 1,680,788      (198,811)  $ (2,575,418)
================================================================================
CLASS B
Shares sold                  55,158    $   728,703       185,294   $  2,420,856
Shares issued on
  reinvestment                9,046        119,448        20,927        274,732
Shares reacquired          (151,056)    (1,991,873)     (180,670)    (2,376,952)
--------------------------------------------------------------------------------
Net Increase (Decrease)     (86,852)   $(1,143,722)       25,551   $    318,636
================================================================================
CLASS L
Shares sold                  59,870    $   793,848       142,156   $  1,872,907
Shares issued on
  reinvestment               10,793        142,361        19,920        261,377
Shares reacquired           (32,841)      (434,224)     (131,780)    (1,733,032)
--------------------------------------------------------------------------------
Net Increase                 37,822    $   501,985        30,296   $    401,252
================================================================================


PENNSYLVANIA PORTFOLIO
================================================================================
CLASS A
Shares sold                 496,268    $ 6,563,325       559,298   $  7,372,675
Shares issued on
  reinvestment               40,425        533,042        82,813      1,089,471
Shares reacquired          (389,156)    (5,093,742)     (819,137)   (10,782,637)
--------------------------------------------------------------------------------
Net Increase (Decrease)     147,537    $ 2,002,625      (177,026)  $ (2,320,491)
================================================================================
CLASS B
Shares sold                 157,240    $ 2,078,284       580,378   $  7,640,541
Shares issued on
  reinvestment               32,518        427,436        70,314        922,538
Shares reacquired          (387,911)    (5,104,398)     (497,549)    (6,527,297)
--------------------------------------------------------------------------------
Net Increase (Decrease)    (198,153)   $(2,598,678)      153,143   $  2,035,782
================================================================================
CLASS L
Shares sold                  72,821    $   956,261       198,570   $  2,613,074
Shares issued on
  reinvestment               12,250        160,880        25,026        328,139
Shares reacquired           (91,433)    (1,203,240)     (207,219)    (2,721,353)
--------------------------------------------------------------------------------
Net Increase (Decrease)      (6,362)   $   (86,099)       16,377   $    219,860
================================================================================



              27 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

10.  Subsequent Event

The Funds have received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Funds' Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

              28 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

FINANCIAL HIGHLIGHTS

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

                                                              CLASS A SHARES
                                    ---------------------------------------------------------------
GEORGIA PORTFOLIO                   2003(1)(2)     2003(2)   2002(2)   2001(2)   2000(2)    1999(2)
===================================================================================================
NET ASSET VALUE,
  BEGINNING OF PERIOD                  $13.22      $12.79    $13.08    $12.40    $13.43     $13.43
---------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income(3)(4)            0.32        0.66      0.65      0.64      0.65       0.62
  Net realized and unrealized
    gain (loss)(4)                       0.03        0.42     (0.29)     0.69     (1.06)      0.12
---------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations      0.35        1.08      0.36      1.33     (0.41)      0.74
---------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                 (0.32)      (0.65)    (0.65)    (0.65)    (0.62)     (0.62)
  In excess of net investment income       --          --     (0.00)*      --        --      (0.03)
  Net realized gains                       --          --        --        --        --      (0.09)
---------------------------------------------------------------------------------------------------
Total Distributions                     (0.32)      (0.65)    (0.65)    (0.65)    (0.62)     (0.74)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $13.25      $13.22    $12.79    $13.08    $12.40     $13.43
---------------------------------------------------------------------------------------------------
TOTAL RETURN(5)                          2.66%++     8.54%     2.76%    11.02%    (2.97)%     5.61%
---------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)      $43,537     $41,740   $42,917   $45,594   $43,100    $34,680
---------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses(3)(6)                        0.69%+      0.72%     0.75%     0.75%     0.68%      0.64%
   Net investment income(4)              4.83+       4.98      4.97      5.08      4.74       4.63
---------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                    14%         19%       43%       35%      98%         48%
===================================================================================================

(1)  For the six months ended September 30, 2003 (unaudited).
(2)  Per share amounts have been calculated using the monthly average shares method.
(3)  The Manager waived all or a portion of its fees for the year ended March
     31, 1999. If such fees were not waived and expenses not reimbursed, the per share decrease to net investment income would have been $0.01 and the actual expense ratio would have been 0.74%.
(4)  Effective April 1, 2001, the Fund adopted a change in the accounting method which requires the Fund to amortize premiums and accrete all discounts.
     Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 4.95%.
     In addition, the impact of this change to net investment income and net realized and unrealized loss per share was less than $0.01. Per share information, ratios and supplemental data for the periods prior to April 1,
     2001 have not been restated to reflect this change in presentation.
(5)  Performance figures may reflect fee waivers and/or expense reimbursements.
     Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(6)  As a result of voluntary expense limitations, expense ratios will not exceed 0.80%.
*    Amount represents less than $0.01 per share.
++   Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.



              29 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

FINANCIAL HIGHLIGHTS (CONTINUED)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
                                                             CLASS B SHARES
                                    --------------------------------------------------------------
GEORGIA PORTFOLIO                   2003(1)(2)     2003(2)   2002(2)   2001(2)   2000(2)   1999(2)
==================================================================================================
NET ASSET VALUE,
  BEGINNING OF PERIOD                  $13.19      $12.76    $13.07    $12.40    $13.42    $13.43
--------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income(3)(4)            0.28        0.58      0.58      0.58      0.56      0.56
  Net realized and unrealized
    gain (loss)(4)                       0.02        0.43     (0.30)     0.68     (1.03)     0.10
--------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations      0.30        1.01      0.28      1.26     (0.47)     0.66
--------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                 (0.28)      (0.58)    (0.59)    (0.59)    (0.55)    (0.55)
  In excess of net investment income       --          --     (0.00)*      --        --     (0.03)
  Net realized gains                       --          --        --        --        --     (0.09)
--------------------------------------------------------------------------------------------------
Total Distributions                     (0.28)      (0.58)    (0.59)    (0.59)    (0.55)    (0.67)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $13.21      $13.19    $12.76    $13.07    $12.40    $13.42
--------------------------------------------------------------------------------------------------
TOTAL RETURN(5)                          2.31%++     8.03%     2.12%    10.39%    (3.45)%    4.99%
--------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)      $11,139     $12,265   $11,544   $11,154   $11,503   $13,633
--------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses(3)(6)                        1.26%+      1.26%     1.29%     1.30%     1.30%     1.15%
   Net investment income(4)              4.25+       4.45      4.42      4.56      4.47      4.12
--------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                    14%         19%       43%       35%       98%       48%
===================================================================================================

(1)  For the six months ended September 30, 2003 (unaudited).
(2)  Per share amounts have been calculated using the monthly average shares method.
(3)  The Manager waived all or a portion of its fees for the year ended March
     31, 1999. If such fees were not waived and expenses not reimbursed, the per share decrease to net investment income would have been $0.02 and the actual expense ratio would have been 1.26%.
(4)  Effective April 1, 2001, the Fund adopted a change in the accounting method which requires the Fund to amortize premiums and accrete all discounts.
     Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 4.41%.
     In addition, the impact of this change to net investment income and net realized and unrealized loss per share was less than $0.01. Per share information, ratios and supplemental data for the periods prior to April 1,
     2001 have not been restated to reflect this change in presentation.
(5)  Performance figures may reflect fee waivers and/or expense reimbursements.
     Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(6)  As a result of voluntary expense limitations, expense ratios will not exceed 1.30%.
*    Amount represents less than $0.01 per share.
++   Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.


              30 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

FINANCIAL HIGHLIGHTS (CONTINUED)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
                                                             CLASS L SHARES
                                    ---------------------------------------------------------------
GEORGIA PORTFOLIO                   2003(1)(2)     2003(2)   2002(2)   2001(2)   2000(2) 1999(2)(3)
===================================================================================================
NET ASSET VALUE,
  BEGINNING OF PERIOD                  $13.17      $12.75    $13.05    $12.39    $13.41     $13.41
---------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income(4)(5)            0.28        0.57      0.57      0.57      0.56       0.55
  Net realized and unrealized
    gain (loss)(5)                       0.03        0.42     (0.29)     0.67     (1.04)      0.12
---------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations      0.31        0.99      0.28      1.24     (0.48)      0.67
---------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                 (0.28)      (0.57)    (0.58)    (0.58)    (0.54)     (0.55)
  In excess of net investment income       --          --     (0.00)*      --        --      (0.03)
  Net realized gains                       --          --        --        --        --      (0.09)
---------------------------------------------------------------------------------------------------
Total Distributions                     (0.28)      (0.57)    (0.58)    (0.58)    (0.54)     (0.67)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $13.20      $13.17    $12.75    $13.05    $12.39     $13.41
---------------------------------------------------------------------------------------------------
TOTAL RETURN(6)                          2.36%++     7.90%     2.15%    10.26%   (3.51)%      5.01%
---------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)       $9,390      $8,874    $8,205    $7,460    $5,893     $7,304
---------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses(4)(7)                        1.31%+      1.33%     1.34%     1.35%     1.33%      1.20%
   Net investment income(5)              4.20+       4.38      4.39      4.48      4.44       4.07
---------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                    14%         19%      43%        35%       98%        48%
===================================================================================================

(1)  For the six months ended September 30, 2003 (unaudited).
(2)  Per share amounts have been calculated using the monthly average shares method.
(3)  On June 12, 1998, Class C shares were renamed Class L shares.
(4)  The Manager waived all or a portion of its fees for the year ended March
     31, 1999. If such fees were not waived and expenses not reimbursed, the per share decrease to net investment income would have been $0.02 and the actual expense ratio would have been 1.31%.
(5)  Effective April 1, 2001, the Fund adopted a change in the accounting method which requires the Fund to amortize premiums and accrete all discounts.
     Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 4.37%.
     In addition, the impact of this change to net investment income and net realized and unrealized loss per share was less than $0.01. Per share information, ratios and supplemental data for the periods prior to April 1,
     2001 have not been restated to reflect this change in presentation.
(6)  Performance figures may reflect fee waivers and/or expense reimbursements.
     Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(7)  As a result of voluntary expense limitations, expense ratios will not exceed 1.35%.
*    Amount represents less than $0.01 per share.
++   Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.



              31 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

FINANCIAL HIGHLIGHTS (CONTINUED)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
                                                            CLASS A SHARES
                                    ---------------------------------------------------------------
PENNSYLVANIA PORTFOLIO              2003(1)(2)     2003(2)   2002(2)   2001(2)   2000(2)    1999(2)
===================================================================================================
NET ASSET VALUE,
  BEGINNING OF PERIOD                  $13.18      $12.79    $12.89    $12.18    $13.44     $13.54
---------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income(3)(4)            0.32        0.67      0.69      0.69      0.67       0.66
  Net realized and unrealized
    gain (loss)(3)                      (0.02)       0.40     (0.09)     0.71     (1.25)      0.08
---------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations      0.30        1.07      0.60      1.40     (0.58)       0.74
---------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                 (0.32)      (0.67)    (0.69)    (0.69)    (0.66)     (0.69)
  In excess of net investment income       --       (0.01)    (0.01)       --        --         --
  Net realized gains                       --          --        --        --     (0.02)     (0.15)
---------------------------------------------------------------------------------------------------
Total Distributions                     (0.32)      (0.68)    (0.70)    (0.69)    (0.68)     (0.84)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $13.16      $13.18    $12.79    $12.89    $12.18     $13.44
---------------------------------------------------------------------------------------------------
TOTAL RETURN(5)                          2.33%++     8.49%     4.69%    11.84%    (4.31)%     5.61%
---------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)      $35,999     $34,099   $35,370   $31,203   $27,978    $31,718
---------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses(3)(6)                        0.71%+      0.66%     0.50%     0.54%     0.63%      0.50%
   Net investment income(4)              4.83+       5.07      5.34      5.55      5.29       4.94
---------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                    12%         33%       49%       34%       54%        49%
===================================================================================================

(1)  For the six months ended September 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) The Manager has waived all or part of its fees for the years ended March 31, 2003, 2002, 2001, 2000 and 1999. If such fees were not waived and expenses not reimbursed, the effect on net investment income and expense ratios would have been as follows:

                                                                  Expense Ratios
                      Net Investment Income                Without Fee Waivers and/or
                       Per Share Decreases                    Expense Reimbursements
               ---------------------------------       ---------------------------------
               2003   2002   2001   2000   1999        2003   2002   2001   2000   1999
               -----  -----  -----  -----  -----       -----  -----  -----  -----  -----
    Class A    $0.01  $0.03  $0.02  $0.01  $0.03       0.72%  0.70%  0.74%  0.75%  0.75%

(4) Effective April 1, 2001, the Fund adopted a change in the accounting method which requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 5.33%. In addition, the impact of this change to net investment income and net realized and unrealized loss per share was less than $0.01. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(5) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(6) As a result of voluntary expense limitations, expense ratios will not exceed 0.80%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

              32 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

FINANCIAL HIGHLIGHTS (CONTINUED)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
                                                            CLASS B SHARES
                                    ---------------------------------------------------------------
PENNSYLVANIA PORTFOLIO              2003(1)(2)     2003(2)   2002(2)   2001(2)   2000(2)    1999(2)
===================================================================================================
NET ASSET VALUE,
  BEGINNING OF PERIOD                  $13.14      $12.76    $12.86    $12.17    $13.42     $13.52
---------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income(3)(4)            0.28        0.59      0.62      0.62      0.60       0.60
  Net realized and unrealized
    gain (loss)(4)                      (0.01)       0.40     (0.08)     0.70     (1.24)      0.07
---------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations      0.27        0.99      0.54      1.32     (0.64)      0.67
---------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                 (0.29)      (0.60)    (0.63)    (0.63)    (0.59)     (0.62)
  In excess of net investment income       --       (0.01)    (0.01)       --        --         --
  Net realized gains                       --          --        --        --     (0.02)     (0.15)
---------------------------------------------------------------------------------------------------
Total Distributions                     (0.29)      (0.61)    (0.64)    (0.63)    (0.61)     (0.77)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $13.12      $13.14    $12.76    $12.86    $12.17     $13.42
---------------------------------------------------------------------------------------------------
TOTAL RETURN(5)                          2.07%++     7.89%     4.22%    11.15%    (4.78)%     5.07%
---------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)      $36,530     $39,184   $36,108   $29,894   $26,296    $25,234
---------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses(3)(6)                        1.26%+      1.20%     1.03%     1.08%     1.15%      1.01%
   Net investment income(4)              4.28+       4.54      4.80      5.01      4.79       4.45
---------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                    12%         33%       49%       34%       54%        49%
===================================================================================================

(1)  For the six months ended September 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) The Manager has waived all or part of its fees for the years ended March 31, 2003, 2002, 2001, 2000 and 1999. If such fees were not waived and expenses not reimbursed, the effect on net investment income and expense ratios would have been as follows:

                                                                 Expense Ratios
                      Net Investment Income                Without Fee Waivers and/or
                       Per Share Decreases                   Expense Reimbursements
               ---------------------------------       ---------------------------------
               2003   2002   2001   2000   1999        2003   2002   2001   2000   1999
               -----  -----  -----  -----  -----       -----  -----  -----  -----  -----
    Class B    $0.01  $0.03  $0.02  $0.01  $0.03       1.25%  1.24%  1.28%  1.26%  1.26%

(4) Effective April 1, 2001, the Fund adopted a change in the accounting method which requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the change to net investment income and net realized and unrealized loss and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(5) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(6) As a result of voluntary expense limitations, expense ratios will not exceed 1.30%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.


              33 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

FINANCIAL HIGHLIGHTS (CONTINUED)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
                                                             CLASS L SHARES
                                    ---------------------------------------------------------------
PENNSYLVANIA PORTFOLIO              2003(1)(2)     2003(2)   2002(2)   2001(2)   2000(2) 1999(2)(3)
===================================================================================================
NET ASSET VALUE,
  BEGINNING OF PERIOD                  $13.13      $12.75    $12.85    $12.16    $13.41     $13.51
---------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income(4)(5)            0.28        0.59      0.62      0.61      0.59       0.60
  Net realized and unrealized
    gain (loss)(5)                      (0.01)       0.40     (0.09)     0.70     (1.24)      0.06
---------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations      0.27        0.99      0.53      1.31     (0.65)      0.66
---------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                 (0.29)      (0.60)    (0.62)    (0.62)    (0.58)     (0.61)
  In excess of net investment income       --       (0.01)    (0.01)       --        --         --
  Net realized gains                       --          --        --        --     (0.02)     (0.15)
---------------------------------------------------------------------------------------------------
Total Distributions                     (0.29)      (0.61)    (0.63)    (0.62)    (0.60)     (0.76)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $13.11      $13.13    $12.75    $12.85    $12.16     $13.41
---------------------------------------------------------------------------------------------------
TOTAL RETURN(6)                          2.04%++     7.84%     4.16%    11.08%    (4.83)%     5.02%
---------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)      $12,953     $13,055   $12,472   $10,381    $8,635    $10,490
---------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses(4)(7)                        1.31%+      1.25%     1.08%     1.16%     1.20%      1.07%
   Net investment income(5)              4.23+       4.48      4.77      4.94      4.70       4.40
---------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                    12%         33%       49%       34%       54%        49%
===================================================================================================

(1)  For the six months ended September 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)  On June 12, 1998, Class C shares were renamed Class L shares.
(4) The Manager has waived all or part of its fees for the years ended March 31, 2003, 2002, 2001, 2000 and 1999. If such fees were not waived and expenses not reimbursed, the effect on net investment income and expense ratios would have been as follows:

                                                                Expense Ratios
                     Net Investment Income                 Without Fee Waivers and/or
                      Per Share Decreases                   Expense Reimbursements
               ---------------------------------       ---------------------------------
               2003   2002   2001   2000   1999        2003   2002   2001   2000   1999
               -----  -----  -----  -----  -----       -----  -----  -----  -----  -----
    Class L    $0.01  $0.03  $0.02  $0.01  $0.03       1.31%  1.28%  1.36%  1.32%  1.32%

(5) Effective April 1, 2001, the Fund adopted a change in the accounting method which requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 4.76%. In addition, the impact of this change to net investment income and net realized and unrealized loss per share was less than $0.01. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(6) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(7) As a result of voluntary expense limitations, expense ratios will not exceed 1.35%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.



              34 SMITH BARNEY MUNI FUNDS | 2003 Semi-Annual Report

                      (This page intentionally left blank.)

                      (This page intentionally left blank.)

                                  SMITH BARNEY
                                   MUNI FUNDS

   TRUSTEES
   Lee Abraham
   Allan J. Bloostein
   Jane F. Dasher
   Donald R. Foley
   R. Jay Gerken, CFA
     Chairman
   Richard E. Hanson, Jr.
   Paul Hardin
   Roderick C. Rasmussen
   John P. Toolan

   OFFICERS
   R. Jay Gerken, CFA
   President and
   Chief Executive Officer

   Andrew B. Shoup*
   Senior Vice President and
   Chief Administrative Officer

   Richard L. Peteka
   Chief Financial Officer
   and Treasurer

   Peter M. Coffey
   Vice President and
   Investment Officer

   Kaprel Ozsolak
   Controller

   Robert I. Frenkel*
   Secretary and
   Chief Legal Officer

   *As of November 25, 2003.

INVESTMENT MANAGER
Smith Barney Fund
   Management LLC

DISTRIBUTOR
Citigroup Global Markets Inc.

CUSTODIAN
State Street Bank and
  Trust Company

TRANSFER AGENT
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT
PFPC Inc.
P.O. Box 9699
Providence, Rhode Island
02940-9699

   SMITH BARNEY MUNI FUNDS

--------------------------------------------------------------------------------

   GEORGIA PORTFOLIO
   PENNSYLVANIA PORTFOLIO

   The Funds are separate investment funds of the Smith Barney Muni Funds, a Massachusetts business trust.



This report is submitted for the general information of shareholders of Smith Barney Muni Funds -- Georgia and Pennsylvania Portfolios, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Funds. If used as sales material after December 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY MUNI FUNDS
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004


For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarneymutualfunds.com

(C)2003 Citigroup Global Markets Inc.
Member NASD, SIPC


FD01563 11/03                                                            03-5694

ITEM 2.  CODE OF ETHICS.

                  Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

                  Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                  Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

                  Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                  Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

          (a)  Not applicable.

          (b)  Attached hereto.

          Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

          Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

SMITH BARNEY MUNI FUNDS

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         SMITH BARNEY MUNI FUNDS

Date: December 15, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         SMITH BARNEY MUNI FUNDS

Date:    December 15, 2003

By:      /s/ Richard L. Peteka
         Richard L. Peteka
         Chief Financial Officer of
         SMITH BARNEY MUNI FUNDS

Date: December 15, 2003